CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019
Warrant Liabilities
Warrants issued during period		$ 1,771
Tranche Rights
Warrants issued during period	$ 1,300	1,318
Series E
Payments of temporary equity issuance costs	$ 1,700	$ 1,733